Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of movements in the carrying amount of intangible assets

Research and
commercialization
(In thousands of €)	In-process R&D	license	Total
Acquisition cost
As at January 1, 2025	18,550	1,560	20,110
Additions	—	—	—
Disposals	—	—	—
As at December 31, 2025	18,550	1,560	20,110
Accumulated Amortization and impairment losses
As at January 1, 2025	—	—	—
Amortization	—	—	—
Impairment losses	—	—	—
Disposals	—	—	—
As at December 31, 2025	—	—	—
Carrying amount as at December 31, 2025	18,550	1,560	20,110
Acquisition cost
As at January 1, 2024	18,550	1,560	20,110
Additions	—	—	—
Disposals	—	—	—
As at December 31, 2024	18,550	1,560	20,110
Accumulated Amortization and impairment losses
As at January 1, 2024	—	—	—
Amortization	—	—	—
Impairment losses	—	—	—
Disposals	—	—	—
As at December 31, 2024	—	—	—
Carrying amount as at December 31, 2024	18,550	1,560	20,110